Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions	€ 13,225	€ 14,489	€ 14,459	€ 14,686	€ 14,494
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,649	5,841	5,712		€ 5,604
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	864	1,006	1,074
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,451	1,307	1,005
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	652	885	685
Provision for customer remediation | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Offset in part by the use of the available provisions	119	223
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Provisions	105	101	253
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	492	360	472
Other
Disclosure of provision matrix [line items]
Provisions	1,226	1,314	1,308
SPAIN | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,647	1,666	1,148
SPAIN | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	290	425	244
Offset in part by the use of the available provisions	179	162	206
European Union (excluding Spain) | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,044	1,127	1,300
Other Foreign Countries Not Including Countries In EU | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,958	3,048	3,264
BRAZIL | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,496	2,504	2,715
BRAZIL | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	859	868	915
Additional provisions charged to income statement	288	505	395
Offset in part by the use of the available provisions	299	388	284
BRAZIL | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	359	355	201
Offset in part by the use of the available provisions	191	203	239
UK | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	16	164	179
Offset in part by the use of the available provisions	128	106	173
UK | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	73	106	173
Offset in part by the use of the available provisions	88	€ 151	€ 169
POLAND | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	€ 100